FINANCIAL RISK MANAGEMENT ACTIVITIES	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT ACTIVITIES	FINANCIAL RISK MANAGEMENT ACTIVITIES
In the normal course of its operations, the group is exposed to gold price, other commodity price, foreign exchange, interest rate, liquidity, equity price (deemed to be immaterial) and credit risks. In order to manage these risks, the group may enter into transactions which make use of both on- and off-balance sheet derivatives. The group does not acquire, hold or issue derivatives for speculative purposes. The group has developed a comprehensive risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterparty limits and controlling and reporting structures.

Managing risk in the group

Risk management activities within the group are the ultimate responsibility of the board of directors. The Chief Financial Officer is responsible to the board of directors for the design, implementation and monitoring of the risk management plan. The Audit and Risk Committee is responsible for overseeing risk management plans and systems, as well as financial risks which include a review of treasury activities and the group’s counterparties.

The financial risk management objectives of the group are defined as follows:
•safeguarding the group’s core earnings stream from its major assets through the effective control and management of gold price risk, other commodity risk, foreign exchange risk and interest rate risk;
•effective and efficient usage of credit facilities in both the short and long-term through the adoption of reliable liquidity management planning and procedures;
•ensuring that investment and hedging transactions are undertaken with creditworthy counterparties; and
•ensuring that all contracts and agreements related to risk management activities are co-ordinated, consistent throughout the group and that they comply where necessary with all relevant regulatory and statutory requirements.

Gold price and foreign exchange risk

Gold price risk arises from the risk of an adverse effect on current or future earnings resulting from fluctuations in the price of gold. The group has transactional foreign exchange exposures, which arise from sales or purchases by an operating unit in currencies other than the unit's functional currency. The gold market is predominately priced in US dollars which exposes the group to the risk of fluctuations in the SA rand/US dollar, Brazilian real/US dollar, Argentinean peso/US dollar and Australian dollar/US dollar exchange rates.

Net open hedge position as at 31 December 2020

The group had no commitments against future production potentially settled in cash.

Interest rate and liquidity risk

The group manages liquidity risk by ensuring that there is sufficient committed borrowing and banking facilities after taking into consideration the actual and forecast cash flows, in order to meet the group's short, medium and long term funding and liquidity management requirements.

In the ordinary course of business, the group receives cash from the proceeds of its gold sales and is required to fund its working capital and capital expenditure requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market-related returns whilst minimising risks. The group is able to actively source financing at competitive rates. The counter parties are financial and banking institutions and their credit ratings are regularly monitored.

The group has sufficient undrawn borrowing facilities available to fund its working capital and capital requirements (notes 26 and 36).
The following are the contractual maturities of financial liabilities, including interest payments:

Financial liabilities

	Within one year		Between one and two years		Between two and five years		After five years		Total
2020	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Trade and other payables	627		8		—		—		635
Borrowings	205		901		137		1,414		2,657
- In USD	158	5.0	901	5.0	137	4.6	1,414	4.6	2,610
- TZS in USD equivalent	47	12.5	—	—	—	—	—	—	47
2019
Trade and other payables	586		15		—		—		601
Borrowings	802		185		1,012		602		2,601
- In USD	790	5.8	132	6.0	913	6.1	602	6.5	2,437
- AUD in USD equivalent	—	2.3	—	2.3	22	2.3	—	—	22
- TZS in USD equivalent	6	12.5	47	12.5	—	—	—	—	53
- ZAR in USD equivalent	6	8.1	6	8.1	77	8.1	—	—	89
2018
Trade and other payables	562		—		—		—		562
Gold and oil derivative contracts	9		—		—		—		9
Borrowings	133		836		1,120		663		2,752
- In USD	112	5.8	790	5.8	1,025	6.0	622	6.5	2,549
- AUD in USD equivalent	7	6.8	7	6.8	23	6.8	26	6.8	63
- TZS in USD equivalent	5	12.5	3	12.5	29	12.5	—	—	37
- ZAR in USD equivalent	9	9.0	36	9.0	43	9.7	15	14.7	103

The table below provides a breakdown of the contractual maturities including interest payments of the lease liabilities.

	Within one year		Between one and two years		Between two and five years		After five years		Total
2020	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Lease liabilities	42		31		68		19		160
- In USD	10	6.1	4	6.1	6	6.1	—	—	20
- AUD in USD equivalent	22	4.7	21	4.7	58	4.7	19	4.7	120
- BRL in USD equivalent	7	8.4	5	8.4	4	8.4	—	—	16
- ZAR in USD equivalent	3	9.8	1	9.8	—	—	—	—	4
2019
Lease liabilities	51		33		54		56		194
- In USD	22	7.0	4	7.0	8	7.0	1	7.0	35
- AUD in USD equivalent	22	3.5	22	3.5	42	3.5	55	3.5	141
- BRL in USD equivalent	3	6.8	3	6.8	3	6.8	—	—	9
- ZAR in USD equivalent	4	9.8	4	9.8	1	9.8	—	—	9

Credit risk

Credit risk arises from the risk that a counterparty may default or not meet its obligations timeously. The group minimises credit risk by ensuring that credit risk is spread over a number of counterparties. These counterparties are financial and banking institutions. Counterparty credit limits and exposures are reviewed by the Audit and Risk Committee. Where possible, management ensures that netting agreements are in place. No set-off is applied to the statement of financial position due to the different maturity profiles of assets and liabilities.
The combined maximum credit risk exposure of the group is as follows:

	US Dollars
Figures in millions	2020	2019	2018

Other investments (1)	2	67	59
Trade and other receivables	95	57	41
Cash restricted for use (note 23)	73	64	66
Cash and cash equivalents (note 24)	1,330	456	329
Total financial assets	1,500	644	495
(1) Included in other investments are amounts transferred to held for sale nil (2019 : $63m).

Trade and other receivables, that are past due but not impaired totalled $12m (2019: $15m; 2018: $6m). Other investments that are impaired totalled nil (2019: $1m; 2018: nil).

Trade receivables mainly comprise banking institutions purchasing gold bullion and normal market settlement terms are two working days, therefore expected credit losses are not expected to be material.

The group does not generally obtain collateral or other security to support financial instruments subject to credit risk, but monitors the credit standing of counterparties.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information.

The estimated fair value of the group’s other investments and borrowings as at 31 December are as follows:

Type of instrument

	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
US Dollar millions	2020		2019		2018
Financial assets
Other investments (1)	188	188	170	170	147	147
Financial liabilities
Borrowings (note 26)	1,931	2,131	2,033	2,135	2,050	2,084
(1) Included in other investments are amounts transferred to held for sale nil (2019: $84m)

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents, trade, other receivables and other assets and trade and other payables
The carrying amounts approximate fair value due to their short term nature, except for the deferred compensation asset which is carried at fair value in level 3 of the fair value hierarchy.

Investments and other non-current assets
Listed equity investments classified as FVTOCI and FVTPL are carried at fair value in level 1 of the fair value hierarchy.

Borrowings
The rated bonds are carried at amortised cost and their fair values are their closing market values at the reporting date (fair value hierarchy - level 1). The interest rate on the remaining borrowings is set on a short-term floating rate basis, and accordingly the carrying amount is considered to approximate fair value.

Fair value hierarchy
The group uses the following hierarchy for determining and disclosing the fair value of financial instruments:
Level 1:    quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:    inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3:    inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The following table sets out the group’s financial assets measured at fair value by level within the fair value hierarchy as at 31 December:

Type of instrument
Assets measured at fair value on a recurring basis

US Dollar millions	Level 1	Level 2	Level 3	Total
	2020

Equity securities - FVTOCI	186	—	—	186
Deferred compensation asset	—	—	28	28

	2019
Equity securities - FVTPL	21	—	—	21
Equity securities - FVTOCI	82	—	—	82
	2018
Equity securities - FVTPL	19	—	—	19
Equity securities - FVTOCI	69	—	—	69

Level 3 financial assets
On 12 February 2020, AngloGold Ashanti announced that it had reached an agreement to sell its remaining South African producing assets and related liabilities to Harmony Gold Mining Company Limited ("Harmony"). The transaction closed on 30 September 2020, with Harmony taking effective control of these producing assets and related liabilities on 1 October 2020. Consideration for the transaction is in cash and deferred payments, subject to subsequent performance, and with additional proceeds if the West Wits assets are developed below current infrastructure.

The two components of the deferred compensation assets are calculated as follows:
a.$260 per ounce payable on all underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and TauTona mines) in excess of 250,000 ounces per annum for 6 years commencing 1 January 2021. Using a probability weighted calculation of unobservable market data and estimated with reference to expected underlying discounted cash flows a deferred compensation asset of $28m is recognised in the statement of financial position as at 31 December 2020. If the weighted number of ounces used in the weighted probability calculation increases with 10% over the period calculated, the asset value would increase by approximately $3m and if the weighted number of ounces used in the weighted probability calculation decreases by 10% over the period calculated the value of the asset would decrease by approximately $3m. The sensitivity on the weighted number of ounces included within the weighted probability calculation has been based on the range of possible outcomes expected from Harmony’s mining plans, which could differ from the actual mining plans followed by Harmony.

b. $20 per ounce payable on underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and TauTona mines) below the datum of current infrastructure. At transaction date this constituted 8.53 million ounces of reserves. The consideration is dependent on Harmony developing below infrastructure. The performance of this obligation is outside the influence of AngloGold Ashanti as it depends on Harmony’s future investment decisions. Under the conditions prevailing as at 31 December 2020, no portion of deferred compensation below infrastructure has been included in the loss on disposal of assets of discontinued operations.

Level 2 financial liabilities
The fair values of the gold and oil derivative contracts are determined by using the applicable valuation models for each instrument type with the key inputs being forward prices, the number of outstanding ounces or barrels on open contracts and volatilities.

Gold
In January 2020, AngloGold Ashanti entered into Asian style zero-cost collars for a total of 130,900 ounces of Argentina’s annual gold production for the period February 2020 to December 2020. The strike prices are $1,500 per ounce on the floor and an average price of $1,701.34 per ounce on the cap. At 31 December 2020 the group had no commitments against future production potentially settled in cash.

At 31 December 2020, a realised loss of $14m was incurred.
Oil
In February 2020, AngloGold Ashanti entered into Asian style zero-cost collars for a total of approximately 342,000 barrels of Brent crude oil for the period February 2020 to December 2020. The average strike prices are $45 per barrel on the floor and an average price of $65 per barrel on the cap.

In February 2020, AngloGold Ashanti entered into Asian style zero-cost collars for a total of approximately 622,000 barrels of Brent crude oil for the period March 2020 to December 2020. The average strike prices are$44.50 per barrel on the floor and an average price of $65 per barrel on the cap. At 31 December 2020 the group had no commitments potentially settled in cash.

At 31 December 2020, a realised loss of $5m was incurred.

Environmental obligations

Pursuant to environmental regulations in the countries in which we operate, in connection with planning for end-of-life of our mines, we are obligated to rehabilitate the lands where such mines are located. In most cases, AngloGold Ashanti is required to provide financial guarantees for such work, including reclamation bonds or letters of credit issued by third party entities, independent trust funds or cash reserves maintained by the operation, to the respective environmental protection agency, or such other government department with responsibility for environmental oversight in the respective country, to cover the estimated environmental rehabilitation obligations.

In most cases, the environmental obligations will expire on completion of the rehabilitation although, in some cases, we may be required to post bonds for potential events or conditions that could arise after the rehabilitation has been completed.

In Australia, since 2014, we have paid into a Mine Rehabilitation Fund an amount of AUD $8m for a current carrying value of the liability of AUD $144m. At Iduapriem we have provided a bond comprising of a cash component of $10m with a further bond guarantee amounting to $37m issued by Ecobank Ghana Limited and Standard Chartered Bank Ghana Ltd for a current carrying value of the liability of $54m. At Obuasi we have provided a bond comprising of a cash component of $21m with a further bank guarantee amounting to $30m issued amongst Stanbic Bank Ghana Limited, $20m and United Bank for Africa Ghana Limited (UBA), $10m for a current carrying value of the liability of $205m. In some circumstances, we may be required to post further bonds in, due course which will have a consequential income statement charge for the fees charged by the providers of the reclamation bonds.
Sensitivity analysis
Interest rate risk on other financial assets and liabilities (excluding derivatives)
The group also monitors interest rate risk on other financial assets and liabilities.
The following table shows the approximate interest rate sensitivities of other financial assets and liabilities at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below). As the sensitivity is the same (linear) for both increases and decreases in interest rates only absolute numbers are presented.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2020
Financial assets
USD denominated	100	6	6
AUD denominated	150	1	1
ARS denominated	250	121	1
Financial liabilities
TZS denominated	250	2,730	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2019
Financial assets
USD denominated	100	1	1
AUD denominated	150	1	1
BRL denominated
Financial liabilities
TZS denominated	250	2,704	1
ZAR denominated(2)	150	15	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2018
Financial assets
USD denominated	100	1	1
ZAR denominated(1)(2)	150	1	1
BRL denominated	250	2	1
Financial liabilities
TZS denominated	250	1,680	1
ZAR denominated(2)	150	14	1
AUD denominated	100	1	1

(1) A change of 100 basis points in financial assets results in less than a $1m change in the interest amount.
(2) This is the only interest rate risk for the Company.
Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of borrowings at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total
		US$ Million		US$ Million		US$ Million
	2020		2019		2018
Borrowings
ZAR denominated (R/$)	Spot (+R1.50)	—	Spot (+R1.50)	(7)	Spot (+R1.50)	(7)
TZS denominated (TZS/$)	Spot (+TZS250)	(5)	Spot (+TZS250)	(5)	Spot (+TZS250)	(3)
AUD denominated (AUD/$)	Spot (+AUD0.1)	—	Spot (+AUD0.1)	(1)	Spot (+AUD0.1)	(3)
ZAR denominated (R/$)	Spot (R(1.5))	—	Spot (R(1.5))	9	Spot (R(1.50))	9
TZS denominated (TZS/$)	Spot (TZS(250))	6	Spot (TZS(250))	6	Spot (-TZS(250))	4
AUD denominated (AUD/$)	Spot (AUD(0.1))	—	Spot (AUD(0.1))	1	Spot (AUD(0.1))	4

The borrowings total in the denominated currency will not be influenced by a movement in its exchange rate.